UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07707

               AllianceBernstein Real Estate Investment Fund, Inc. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                    Date of reporting period: August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERSTEIN REAL ESTATE INVESTMENT FUND
PORTFOLIO OF INVESTMENTS
August 31, 2004 (unaudited)

Company                                        Shares               U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.0%

Real Estate Investment Trusts -- 95.5%

Apartment -- 13.8%
Archstone-Smith Trust                         338,700           $    10,584,375
Camden Property Trust                         201,100                 9,467,788
Equity Residential                            503,700                16,314,843
Essex Property Trust, Inc.                     81,500                 6,010,625
United Dominion Realty Trust, Inc.            416,700                 8,846,541
                                                                ----------------
                                                                     51,224,172
                                                                ----------------
Diversified -- 8.5%
Cousins Properties, Inc.                      219,100                 7,887,600
iStar Financial, Inc.                         253,300                10,192,792
Vornado Realty Trust                          216,400                13,581,264
                                                                ----------------
                                                                     31,661,656
                                                                ----------------
Healthcare -- 0.6%
Windrose Medical Properties Trust             182,900                 2,317,343
                                                                ----------------
Hotels & Restaurants -- 4.7%
Hersha Hospitality Trust                       93,800                   907,984
Host Marriott Corp.(a)                      1,132,600                15,120,210
LaSalle Hotel Properties                       56,900                 1,606,856
                                                                ----------------
                                                                     17,635,050
                                                                ----------------
Office -- 20.3%
Alexandria Real Estate Equities, Inc.         169,700                10,996,560
Boston Properties, Inc.                       207,000                11,484,360
Corporate Office Properties Trust             367,900                 9,730,955
Equity Office Properties Trust                474,400                13,548,864
Glenborough Realty Trust, Inc.                187,900                 3,848,192
Mack-Cali Realty Corp.                        213,600                 9,667,536
Prentiss Properties Trust                     211,200                 7,753,152
Reckson Associates Realty Corp.                62,500                 1,837,500
SL Green Realty Corp.                         132,400                 6,620,000
                                                                ----------------
                                                                     75,487,119
                                                                ----------------
Office - Industrial Mix -- 3.4%
Duke Realty Corp.                             373,700                12,705,800
                                                                ----------------
Regional Malls -- 20.4%
General Growth Properties, Inc.               647,500                19,535,075
Mills Corp.                                   133,700                 6,810,678
Rouse Co.                                     316,500                21,031,425
Simon Property Group, Inc.                    420,600                23,532,570
The Macerich Co.                               91,500                 4,986,750
                                                                ----------------
                                                                     75,896,498
                                                                ----------------
Shopping Centers -- 10.4%
Developers Diversified Realty Corp.           399,400                15,061,374
Kimco Realty Corp.                             35,900                 1,806,488
Pan Pacific Retail Properties, Inc.           159,500                 8,515,705
Regency Centers Corp.                         251,200                11,555,200
Tanger Factory Outlet Centers, Inc.            41,700                 1,838,970
                                                                ----------------
                                                                     38,777,737
                                                                ----------------

                                            Shares or
                                            Principal
                                               Amount
Company                                         (000)               U.S. $ Value
--------------------------------------------------------------------------------

Storage -- 2.4%
Shurgard Storage Centers, Inc. Cl. A          222,500           $     8,877,750

                                                                ----------------
Warehouse & Industrial -- 11.0%
AMB Property Corp.                            264,400                 9,875,340
EastGroup Properties, Inc.                    194,300                 6,557,625
First Potomac Realty Trust                     87,500                 1,767,500
ProLogis                                      632,600                22,868,490
                                                                ----------------
                                                                     41,068,955
                                                                ----------------
Total Real Estate Investment Trusts                                 355,652,080
                                                                ----------------
Consumer Services -- 3.5%

Hotels & Restaurants -- 3.5%
Boca Resorts, Inc. Cl. A(a)                   231,300                 4,440,960
Starwood Hotels & Resorts Worldwide, Inc.     192,100                 8,490,820
                                                                ----------------
                                                                     12,931,780
                                                                ----------------
Total Common Stocks
   (cost $242,606,812)                                              368,583,860
                                                                ----------------

SHORT-TERM INVESTMENT -- 1.8%

Time Deposit -- 1.8%
Bank of New York
   1.00%, 9/01/04
   (cost $6,544,000)                        $   6,544                 6,544,000
                                                                ----------------

Total Investments -- 100.8%
   (cost $249,150,812)                                              375,127,860

Other assets less liabilities -- (0.8%)                              (2,796,339)
                                                                ----------------
Net Assets -- 100%                                              $   372,331,521
                                                                ----------------

(a) Non-income producing security.


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

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

         Exhibit No.       DESCRIPTION OF EXHIBIT

         11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Real Estate Investment Fund, Inc.

By:   /s/ Marc O. Mayer
      Marc O. Mayer
      President

Date: October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      Marc O. Mayer
      President

Date: October 28, 2004

By:   /s/ Mark D. Gersten
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: October 28, 2004


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